Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures
Schedule of carrying values and estimated fair values of financial instruments

	December 31, 2013		December 31, 2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(in thousands)
Senior notes due 2021	$200,000	$199,000	$—	$—
Senior secured term notes due 2017	—	—	122,729	125,000
Community development district obligations	7,271	8,447	9,680	12,937